Schedule of Accounts Payable and Accrued Expenses (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
ScheduleOfAccountsPayableAndAccruedExpensesLineItem [Line Items]
Accounts payable	$ 89	$ 99
Accrued redemption	10	10
Accrued other	43	38
Total	$ 142	147
Accounts payable		99	$ 80
Accrued redemption		10	10
Accrued other		38	20
Total		$ 147	$ 110